COMMITMENTS AND CONTINGENCIES - SITE CONTINGENCY (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Site Contingency [Line Items]
Accrual for environmental loss contingencies	$ 28
Accrual for environmental loss contingencies, current	8
Accrual for environmental loss contingencies, noncurrent	20
Manufactured Gas Sites [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	23
Waste Disposal Sites [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	4
Former Fossil Fueled Power Plants [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	1
San Diego Gas and Electric Company [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	2
Accrual for environmental loss contingencies, current	1
Accrual for environmental loss contingencies, noncurrent	1
Estimated SONGS mitigation costs, recoverable in rates	89
SONGS mitigation costs incurred	43
SONGS mitigation costs remaining	$ 46
San Diego Gas and Electric Company [Member] | Manufactured Gas Sites [Member]
Site Contingency [Line Items]
Site Contingency, Sites Completed	3
Site Contingency, Sites In Process	0
Accrual for environmental loss contingencies	$ 0
San Diego Gas and Electric Company [Member] | Waste Disposal Sites [Member]
Site Contingency [Line Items]
Site Contingency, Sites Completed	2
Site Contingency, Sites In Process	1
Accrual for environmental loss contingencies	$ 1
San Diego Gas and Electric Company [Member] | Former Fossil Fueled Power Plants [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	1
San Diego Gas and Electric Company [Member] | California Coastal Reef Expansion [Member]
Site Contingency [Line Items]
SONGS mitigation costs remaining	7
Southern California Gas Company [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	25
Accrual for environmental loss contingencies, current	7
Accrual for environmental loss contingencies, noncurrent	$ 18
Southern California Gas Company [Member] | Manufactured Gas Sites [Member]
Site Contingency [Line Items]
Site Contingency, Sites Completed	39
Site Contingency, Sites In Process	3
Accrual for environmental loss contingencies	$ 23
Southern California Gas Company [Member] | Waste Disposal Sites [Member]
Site Contingency [Line Items]
Site Contingency, Sites Completed	5
Site Contingency, Sites In Process	2
Accrual for environmental loss contingencies	$ 2
Southern California Gas Company [Member] | Former Fossil Fueled Power Plants [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	0
Other Sempra Energy [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	1
Other Sempra Energy [Member] | Manufactured Gas Sites [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	0
Other Sempra Energy [Member] | Waste Disposal Sites [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	1
Other Sempra Energy [Member] | Former Fossil Fueled Power Plants [Member]
Site Contingency [Line Items]
Accrual for environmental loss contingencies	$ 0